OPERATING LEASES - Summary of maturity of operating leases liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
OPERATING LEASES
2025 remaining	$ 759
2026	1,090
Total	1,849
Less: imputed interest	(42)
Present value of lease liabilities	$ 1,807	$ 2,548